Business Combination (Tables)	3 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Summary of Preliminary Fair Values of Assets Acquired and Liabilities Assumed in the Acquisition

The preliminary fair values of assets acquired and liabilities assumed in the acquisition are as follows:

(EUR in thousands)
Assets
Intangible assets (other than goodwill)	689
Property, plant and equipment	577
Right-of-use assets	5,683
Deferred tax assets	256
Other current and non-current assets	704
Inventories	39,387
Trade and other receivables	5,097
Cash and cash equivalents	3,000
Total assets	55,393
Liabilities
Lease liabilities	(5,656)
Provisions	(27)
Deferred tax liabilities	(207)
Trade and other payables	(470)
Accrued liabilities	(558)
Contract liabilities	(331)
Current tax liabilities	(778)
Other current liabilities	(53)
Total liabilities	(8,080)

Total identifiable net assets at fair value	47,313

Gain on bargain purchase	12,317
Total consideration	34,996

Cash consideration payable to Sellers	13,794
Settlement of Accounts receivables from Birkenstock Australia	21,202
Total consideration	34,996